Net Defined Benefit Liabilities - Summary of Principal Actuarial Assumptions (Detail)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Discount rate			1.97%
Top of range [member]
Disclosure of defined benefit plans [line items]
Discount rate	2.55%	1.93%
Future salary increase	5.10%	4.88%	4.92%